Note 5 - Trade and Other Receivables, Net (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of the components of trade and other receivables [text block]
	As at	As at
	Sept. 30, 2020	March 31, 2020
Trade accounts receivable, net	$188,364	$241,969
Accrued gas receivables	1,119	7,224
Unbilled revenues, net	102,650	121,993
Commodity receivables and other	63,959	32,721
	$356,092	$403,907

Disclosure of financial assets that are either past due or impaired [text block]
	As at	As at
	Sept. 30, 2020	March 31, 2020

Current	$81,219	$83,431
1–30 days	19,924	26,678
31–60 days	5,709	6,513
61–90 days	2,615	5,505
Over 90 days	14,198	35,252
	$123,665	$157,379

Disclosure Of Allowance For Credit Losses [text block]
	As at	As at
	Sept. 30, 2020	March 31, 2020

Balance, beginning of period	$45,832	$182,365
Provision for doubtful accounts	23,602	80,050
Bad debts written off	(41,794)	(138,514)
Foreign exchange	5,400	3,124
Assets classified as held for sale	-	(81,193)
Balance, end of period	$33,040	$45,832

Allowance for doubtful accounts on accounts receivable	$30,642	$43,127
Allowance for doubtful accounts on unbilled revenue	2,398	2,705
Total allowance for doubtful accounts	$33,040	$45,832